Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2025
Principal accountant fees and services
Schedule of fees for auditor and its affiliates

Fees
in € K
	2025		2024		2023
	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany

Audit fees	13,330	3,241	16,126	4,694	14,250	3,215
Audit-related fees	1,403	704	1,549	960	1,897	937
Tax fees	23	—	—	—	—	—
Other fees	16	—	—	—	—	—